Receivables (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Receivables [Line Items]
Receivables related to collaboration agreements	kr 5,434	kr 4,148
Prepayments	256	241
Interest receivables	133	150
Other receivables	353	286
Total	6,642	5,009
Non-current receivables	52	62
Parent Company | Reportable Legal Entities
Disclosure Of Receivables [Line Items]
Receivables related to collaboration agreements	5,434	4,148
Prepayments	107	121
Receivables from subsidiaries	964	650
Interest receivables	135	149
Other receivables	72	159
Total	6,712	5,227
Non-current receivables	22	49
Current receivables	kr 6,690	kr 5,178